INCOME TAX	12 Months Ended
Dec. 31, 2011
INCOME TAX
13	INCOME TAX

The Company and each of its subsidiaries file separate income tax returns.

Cayman Islands

Under the Cayman Islands tax laws, the Company is not subject to tax on income or capital gains.

British Virgin Islands (“BVI”)

Under the BVI tax laws, the Company’s subsidiaries incorporated in the BVI are not subject to tax on income or capital gains. In addition, upon any payments of dividends by the BVI companies, no BVI withholding tax is imposed.

Hong Kong

The Company has five BVI incorporated and three Hong Kong incorporated subsidiaries. The BVI incorporated companies are also considered as Hong Kong tax residents, since they are companies, although not incorporated in Hong Kong, which are nevertheless primarily managed and controlled in Hong Kong. These subsidiaries operating in Hong Kong are subject to tax on an entity basis on income arising in or derived from Hong Kong. No provision for Hong Kong Profits Tax was made in the consolidated financial statements as such entities derived no taxable income from Hong Kong for the years ended December 31, 2009, 2010 and 2011. The payments of dividends by Hong Kong tax residents are not subject to any Hong Kong withholding tax.

PRC

On March 16, 2007, the Fifth Plenary Session of the Tenth National People’s Congress passed the Corporate Income Tax Law of the PRC (“New CIT Law”) which took effect on January 1, 2008. The statutory tax rate under the New CIT Law is 25%. The New CIT Law and its relevant regulations provide transitional arrangements for certain preferential tax treatments under the prior effective tax rules and regulations. Accordingly, certain PRC subsidiaries of the Company which have not fully utilized their five-year tax holidays are allowed to continue their tax holidays until expiry. Further, one of the PRC subsidiaries which was taxed at a reduced tax rate is entitled to enjoy the transitional rates. The Company’s PRC subsidiaries are subject to the statutory tax rate of 25%, except as described below:

•	Sichuan Gushan and Handan Gushan are subject to income tax at 12.5% for 2009, and at 25% from 2010 onwards.

•	Fujian Gushan is subject to income tax at 10% and 11% for 2009 and 2010, respectively; at 24% for 2011 and at 25% from 2012 onwards.

•	Beijing Gushan and Shanghai Gushan were exempt from income tax for 2009 and are subject to income tax at 12.5% from 2010 to 2012, and at 25% from 2013 onwards.

According to the New CIT Law and its relevant regulations, non-PRC-resident enterprises are levied withholding tax at 10%, unless reduced by tax treaties or similar arrangements, on dividends declared by PRC-resident investees on earnings accumulated beginning on January 1, 2008. Undistributed earnings generated prior to January 1, 2008 are exempt from such withholding tax. Since the Company’s PRC subsidiaries are invested by non-PRC-resident corporate investors, the Group is subject to PRC dividend withholding tax at 10% for earnings accumulated beginning on January 1, 2008.

The components of loss before income tax expense are as follows:

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
PRC	(213,751)	(1,069,415)	(687,147)
Non-PRC	(52,235)	(54,596)	(31,393)

Loss before income tax expense	(265,986)	(1,124,011)	(718,540)

Income tax expense (benefit) recognized in the consolidated statements of operations consists of the following:

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Current tax expense
—PRC	7,097	4,321	17,542
—Non-PRC	4,130	—	—

	11,227	4,321	17,542

Deferred tax expense (benefit)
—PRC	8,716	(23,247)	(583)
—Non-PRC	(2,420)	1,180	1,124

	6,296	(22,067)	541

Total income tax expense (benefit)	17,523	(17,746)	18,083

Income tax expense (benefit) reported in the consolidated statements of operations differs from the amounts computed by applying the PRC income tax rate of 25% to earnings (loss) before income tax expense as a result of the following:

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Computed “expected” income tax benefit at applicable tax rate	(66,497)	(281,003)	(179,635)
Non-PRC entities not subject to domestic income tax	14,175	13,649	7,848
PRC tax rate differential	(2,054)	26	(60)
Non-deductible expenses
—Impairment loss on goodwill	—	—	10,360
—Others	9,072	2,048	2,865
Change in valuation allowance	51,099	268,920	178,883
PRC dividend withholding tax	7,685	(22,463)	(1,104)
PRC interest income withholding tax	—	—	905
US withholding tax on other income	1,710	1,180	1,124
Change in unrecognized tax benefits	4,707	173	420
Non-taxable income	—	(192)	(1,981)
Effect of tax holiday (note a)	(2,374)	—	—
Overprovision in prior year	—	—	(1,542)
Others	—	(84)	—

Actual income tax expense (benefit)	17,523	(17,746)	18,083

(a)	Basic and diluted loss per share effect of tax holiday for the years ended December 31, 2009, 2010 and 2011 were RMB0.01, Nil and Nil, respectively.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below.

	December 31,
	2010	2011
	RMB	RMB
Deferred tax assets:
Tax loss carry forwards	67,374	82,910
Property, plant and equipment	258,452	402,570
Inventory written down	1,426	5,341
Impairment loss on VAT recoverable	—	7,055
Pre-operating expenses	208	—
Deferred rebate income	5,762	4,391
Other	7,132	5,985

Total deferred tax assets	340,354	508,252
Less: valuation allowance	(324,056)	(502,939)

Net deferred tax assets	16,298	5,313

Deferred tax liabilities:
Property, plant and equipment	—	(2,623)
Government grants	(9,250)	—
PRC dividend withholding tax	(9,766)	(8,662)

Total deferred tax liabilities	(19,016)	(11,285)

Net deferred tax liabilities	(2,718)	(5,972)

Classification on consolidated balance sheets:
Deferred tax assets:
Current	2,439	2,019
Non-current	4,609	3,294
Deferred tax liabilities:
Non-current portion	(9,766)	(11,285)

The increase in the valuation allowance during the years ended December 31, 2009, 2010 and 2011 were RMB51,099, RMB268,920 and RMB178,883, respectively. The increase for 2011 was mainly due to increase in deferred tax assets on impairment loss of property, plant and equipment which were provided in view of the continued losses sustained by the Group’s biodiesel business since 2009.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The Company’s PRC subsidiaries that are engaged in the biodiesel business sustained losses since 2009. Based upon an assessment of the level of historical taxable income and projection for future taxable income over the periods in which the deferred tax assets are deductible or can be utilized, the Company provided full valuation allowances against all of the deferred tax assets of its PRC subsidiaries that are engaged in the biodiesel business. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or utilized. Management believes it is more likely than not that the Group will realize the benefits of its deferred tax assets net of the valuation allowance as of December 31, 2010 and 2011.

At December 31, 2011, the Company had tax loss carry-forwards of RMB331,638, that are available to offset future PRC taxable income. Tax loss of RMB73,237, RMB202,554 and RMB55,847, will expire in 2014, 2015 and 2016, respectively.

A reconciliation of the beginning and ending amount of unrecognized tax benefits in the PRC for the years ended December 31, 2009, 2010 and 2011 is as follows:

	2009	2010	2011
	RMB	RMB	RMB
Balance at January 1	5,500	9,974	9,356
Additions based on tax positions related to the current year	4,474	—	—
Additions for tax positions of prior years	—	214	365
Reductions for tax positions of prior years	—	(832)	—

Balance at December 31	9,974	9,356	9,721

The balances of unrecognized tax benefits as of December 31, 2009, 2010 and 2011 are potential benefits that, if recognized, would affect the effective tax rate. The Group is currently unable to provide an estimate of a range of the total amount of unrecognized tax benefits that is reasonably possible to change significantly within the next twelve months. During the year, the Company had an increase of RMB365 to its current year unrecognized tax benefits which resulted from provision to return differences to reflect actual positions taken on the 2010 tax returns. Interest of RMB233, RMB173 and RMB420 were recognized and included in non-current income tax payable in respect of the uncertain tax position for the years ended December 31, 2009, 2010 and 2011, respectively. Total accrued interest as of December 31, 2009, 2010 and 2011 were RMB233, RMB406 and RMB826, respectively. No penalty was recorded for the years ended December 31, 2009, 2010 and 2011.

The Company and its subsidiaries mainly file income tax returns in the PRC and Hong Kong. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is less than RMB100. The statute of limitations will be extended to five years if the underpayment of taxes is more than RMB100. In the case of transfer pricing issues, the statute of limitations is 10 years. There is no statute of limitation in the case of tax evasion. Accordingly, the income tax returns of the Company’s PRC subsidiaries for the tax years beginning from 2004 are open to examination by the PRC state and local tax authorities. The income tax returns of the Company’s subsidiaries which are Hong Kong tax residents are open to audit for the tax years beginning from 2005 by the Hong Kong tax authorities.